Operating Segments	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Operating Segments
4.	Operating Segments
The Group’s operating segments have been identified to be each business unit, by which the Group provides different services and merchandise. The Group’s reportable segments include: cellular services, which include cellular voice service, wireless data service and wireless internet services; fixed-line telecommunication services, which include telephone services, internet services, and leased line services; and all other businesses, which include providing shopping channel and digital platform for selling products and other immaterial operations, each of which does not meet the quantitative threshold to be considered as a reportable segment and are presented collectively as others.

(1)	Segment information for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024
	Cellular services		Fixed-line telecommunication services	Others	Sub-total	Adjustments (*)	Total
Total revenue	₩	14,866,217	5,271,705	614,036	20,751,958	(2,811,349)	17,940,609
Inter-segment revenue		1,548,004	1,196,293	67,052	2,811,349	(2,811,349)	—
External revenue		13,318,213	4,075,412	546,984	17,940,609	—	17,940,609
Depreciation and amortization		2,688,764	966,904	25,824	3,681,492	(121,118)	3,560,374
Operating profit (loss)		1,529,971	366,517	(64,929)	1,831,559	(140,697)	1,690,862
Finance income and costs, net							(250,884)
Gain relating to investments in subsidiaries, associates and joint ventures, net							321,787
Profit before income tax							1,761,765

(In millions of won)
	2023
	Cellular services		Fixed-line telecommunication services	Others	Sub-total	Adjustments (*)	Total
Total revenue	₩	14,664,180	5,095,704	603,493	20,363,377	(2,754,866)	17,608,511
Inter-segment revenue		1,541,014	1,167,684	46,168	2,754,866	(2,754,866)	—
External revenue		13,123,166	3,928,020	557,325	17,608,511	—	17,608,511
Depreciation and amortization		2,743,448	971,628	24,390	3,739,466	(124,700)	3,614,766
Operating profit (loss)		1,463,934	329,072	(42,771)	1,750,235	6,041	1,756,276
Finance income and costs, net							(279,025)
Gain relating to investments in associates and joint ventures, net							10,928
Profit before income tax							1,488,179

(In millions of won)
	2022
	Cellular services		Fixed-line telecommunication services	Others	Sub-total	Adjustments (*)	Total
Total revenue	₩	14,496,866	4,895,791	592,188	19,984,845	(2,679,872)	17,304,973
Inter-segment revenue		1,554,550	1,082,802	42,520	2,679,872	(2,679,872)	—
External revenue		12,942,316	3,812,989	549,668	17,304,973	—	17,304,973
Depreciation and amortization		2,738,547	981,838	22,730	3,743,115	(121,790)	3,621,325
Operating profit (loss)		1,334,306	311,210	(2,126)	1,643,390	(49,042)	1,594,348
Finance income and costs, net							(276,489)
Loss relating to investments in associates and joint ventures, net							(81,707)
Profit before income tax							1,236,152

(*)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note
4-(2).
Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.

(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Total segment operating profit (Before adjustments)	₩	1,831,559	1,750,235	1,643,390
Adjustments(*1)		(8,150)	2,969	(31,320)

Total segment operating profit		1,823,409	1,753,204	1,612,070

Other operating income:
Gain on disposal of property and equipment and intangible assets		37,316	21,898	15,985
Others		34,972	28,468	40,274

		72,288	50,366	56,259
Other operating expenses:
Impairment loss on property and equipment and intangible assets		(94,736)	(10,369)	(17,027)
Loss on disposal of property and equipment and intangible assets		(17,427)	(9,369)	(20,465)
Donations		(15,712)	(14,766)	(13,125)
Bad debt for accounts receivable – other		(4,838)	(5,256)	(3,011)
Others(*2)		(72,122)	(7,534)	(20,353)

		(204,835)	(47,294)	(73,981)

Consolidated operating profit from continuing operations	₩	1,690,862	1,756,276	1,594,348

(*1)	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.
(*2)	Others for the years ended December 31, 2024 and 2022 include ₩55.4 billion and ₩6.1 billion of penalties, respectively, and various other expenses with inconsequential amounts.
Domestic revenue for the years ended December 31, 2024, 2023 and 2022 amounts to ₩17,936 billion, ₩17,602 billion and ₩17,302 billion, respectively. Domestic non-current
assets (excluding financial assets, investments in associates and joint ventures and deferred tax assets) as of December 31, 2024, 2023 and 2022 amount to ₩18,230 billion, ₩19,285 billion and ₩20,056 billion, and non-current
assets outside of Korea amount to ₩3 billion, ₩3 billion and ₩4 billion, respectively.
No single customer contributed
10
% or more to the Group’s total revenue for the years ended December 31, 2024, 2023 and 2022.
The Group principally operates its businesses in Korea and the revenue amounts earned outside of Korea are immaterial. Therefore, no entity-wide geographical information is presented.

(3)	Disaggregation of operating revenues considering the economic factors that affect the nature, amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2024		2023	2022
Goods and Services transferred at a point in time:
Cellular revenue	Goods and others(*1)	₩	1,078,673	993,919	969,025
Fixed-line telecommunication revenue	Goods and others		68,836	93,174	66,477
Other revenue	Others(*2)		468,518	459,905	464,805

			1,616,027	1,546,998	1,500,307

Goods and Services transferred over time:
Cellular revenue	Wireless service(*3)		10,401,565	10,328,980	10,253,217
	Cellular interconnection		400,516	432,660	471,163
	Other(*4)		1,437,459	1,367,607	1,248,911
Fixed-line telecommunication revenue	Fixed-line service		156,453	147,669	156,662
	Cellular interconnection		14,014	15,804	21,209
	Internet Protocol Television(*5)		1,837,199	1,837,209	1,816,130
	International calls		213,745	190,872	180,689
	Internet service and miscellaneous(*6)		1,785,165	1,643,292	1,571,822
Other revenue	Miscellaneous(*2)		78,466	97,420	84,863

			16,324,582	16,061,513	15,804,666

		₩	17,940,609	17,608,511	17,304,973

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.
(*2)	Miscellaneous other revenue includes revenue from considerations received for the data broadcasting channel use for product sales-type and sales of goods through data broadcasting.
(*3)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.
(*4)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.
(*5)	Internet Protocol Television (“IPTV”) service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.
(*6)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.